EATON VANCE MUNICIPALS TRUST
                                24 Federal Street
                                Boston, MA 02110
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054





                                  CERTIFICATION



         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the form of prospectus and statement of additional information dated December 18, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 71 ("Amendment No. 71") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 71 was filed electronically with the Commission (Accession No. 0000950156-97-001007) on December 22, 1997:


                           Eaton  Vance  Alabama  Municipals Fund
                           Eaton  Vance Arkansas   Municipals Fund
                           Eaton Vance Georgia Municipals Fund
                           Eaton Vance Kentucky  Municipals Fund
                           Eaton  Vance Louisiana Municipals Fund
                           Eaton Vance Maryland Municipals Fund
                           Eaton Vance Missouri Municipals Fund
                           Eaton Vance North Carolina Municipals Fune
                           Eaton Vance Oregon  Municipals Fund
                           Eaton Vance South Carolina Municipals Fund
                           Eaton Vance Tennessee Municipals Fund
                           Eaton Vance Virginia Municipals Fund



                                                    EATON VANCE MUNICIPALS TRUST



                                                       By: /S/  ERIC G. WOODBURY
                                           Eric G. Woodbury, Assistant Secretary
Date:  January 5, 1998